Document And Entity Information	Aug. 24, 2023
Document Information [Line Items]
Entity, Registrant Name	Orbital Infrastructure Group, Inc.
Document, Type	8-K
Document, Period End Date	Aug. 24, 2023
Entity, Incorporation, State or Country Code	TX
Entity, File Number	0-29923
Entity, Tax Identification Number	84-1463284
Entity, Address, Address Line One	5444 Westheimer Road
Entity, Address, Address Line Two	Suite 1650
Entity, Address, City or Town	Houston
Entity, Address, State or Province	TX
Entity, Address, Postal Zip Code	77056
City Area Code	832
Local Phone Number	467-1420
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	OIG
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001108967